SEI DAILY INCOME TRUST

Money Market Fund
Prime Obligation Fund
Government Fund
Government II Fund
Treasury Fund
Treasury II Fund

Supplement dated January 11, 2008
to the Class A Shares Prospectus dated May 31, 2007

This Supplement provides new and additional information beyond that contained in the Class A Shares Prospectus, and should be read in conjunction with such Prospectus.

Change in Disclosure of Portfolio Holdings Information

At a meeting held on December 5, 2007, the Board of Trustees of SEI Daily Income Trust approved a change in the availability of a list of all portfolio holdings in each Fund for each month from thirty calendar days after the end of such month to fifteen calendar days after the end of such month. Accordingly, the first paragraph under the section entitled "Disclosure of Portfolio Holdings Information" on page 25 is hereby deleted and replaced with the following:

Portfolio holdings information for a Fund can be obtained on the Internet at the following address: http://www.seic.com/holdings_home.asp (the Portfolio Holdings Website). Ten calendar days after each month end, a list of the top ten portfolio holdings in the Fund as of the end of such month shall be made available on the Portfolio Holdings Website. Fifteen calendar days after the end of each month, a list of all portfolio holdings in each Fund as of the end of such month shall be made available on the Portfolio Holdings Website. Beginning on the day after any portfolio holdings information is posted on the Portfolio Holdings Website, such information will be delivered directly to any person that requests it, through electronic or other means. The portfolio holdings information placed on the Portfolio Holdings Website shall remain there until the first business day of the fifth month after the date to which the data relates, at which time it will be permanently removed from the site.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-490 (01/08)

SEI DAILY INCOME TRUST

Money Market Fund
Prime Obligation Fund
Government Fund
Government II Fund
Treasury Fund
Treasury II Fund

Supplement dated January 11, 2008
to the Class B Shares Prospectus dated May 31, 2007

This Supplement provides new and additional information beyond that contained in the Class B Shares Prospectus, and should be read in conjunction with such Prospectus.

Change in Disclosure of Portfolio Holdings Information

At a meeting held on December 5, 2007, the Board of Trustees of SEI Daily Income Trust approved a change in the availability of a list of all portfolio holdings in each Fund for each month from thirty calendar days after the end of such month to fifteen calendar days after the end of such month. Accordingly, the first paragraph under the section entitled "Disclosure of Portfolio Holdings Information" on page 24 is hereby deleted and replaced with the following:

Portfolio holdings information for a Fund can be obtained on the Internet at the following address: http://www.seic.com/holdings_home.asp (the Portfolio Holdings Website). Ten calendar days after each month end, a list of the top ten portfolio holdings in the Fund as of the end of such month shall be made available on the Portfolio Holdings Website. Fifteen calendar days after the end of each month, a list of all portfolio holdings in each Fund as of the end of such month shall be made available on the Portfolio Holdings Website. Beginning on the day after any portfolio holdings information is posted on the Portfolio Holdings Website, such information will be delivered directly to any person that requests it, through electronic or other means. The portfolio holdings information placed on the Portfolio Holdings Website shall remain there until the first business day of the fifth month after the date to which the data relates, at which time it will be permanently removed from the site.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-491 (01/08)

SEI DAILY INCOME TRUST

Money Market Fund
Prime Obligation Fund
Government Fund
Government II Fund
Treasury Fund
Treasury II Fund

Supplement dated January 11, 2008
to the Class C Shares Prospectus dated May 31, 2007

This Supplement provides new and additional information beyond that contained in the Class C Shares Prospectus, and should be read in conjunction with such Prospectus.

Change in Disclosure of Portfolio Holdings Information

At a meeting held on December 5, 2007, the Board of Trustees of SEI Daily Income Trust approved a change in the availability of a list of all portfolio holdings in each Fund for each month from thirty calendar days after the end of such month to fifteen calendar days after the end of such month. Accordingly, the first paragraph under the section entitled "Disclosure of Portfolio Holdings Information" on page 24 is hereby deleted and replaced with the following:

Portfolio holdings information for a Fund can be obtained on the Internet at the following address: http://www.seic.com/holdings_home.asp (the Portfolio Holdings Website). Ten calendar days after each month end, a list of the top ten portfolio holdings in the Fund as of the end of such month shall be made available on the Portfolio Holdings Website. Fifteen calendar days after the end of each month, a list of all portfolio holdings in each Fund as of the end of such month shall be made available on the Portfolio Holdings Website. Beginning on the day after any portfolio holdings information is posted on the Portfolio Holdings Website, such information will be delivered directly to any person that requests it, through electronic or other means. The portfolio holdings information placed on the Portfolio Holdings Website shall remain there until the first business day of the fifth month after the date to which the data relates, at which time it will be permanently removed from the site.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-492 (01/08)

SEI DAILY INCOME TRUST

Money Market Fund
Prime Obligation Fund

Supplement dated January 11, 2008
to the Class C Shares Prospectus dated May 31, 2007

This Supplement provides new and additional information beyond that contained in the Class C Shares Prospectus, and should be read in conjunction with such Prospectus.

Change in Disclosure of Portfolio Holdings Information

At a meeting held on December 5, 2007, the Board of Trustees of SEI Daily Income Trust approved a change in the availability of a list of all portfolio holdings in each Fund for each month from thirty calendar days after the end of such month to fifteen calendar days after the end of such month. Accordingly, the first paragraph under the section entitled "Disclosure of Portfolio Holdings Information" on page 12 is hereby deleted and replaced with the following:

Portfolio holdings information for a Fund can be obtained on the Internet at the following address: http://www.seic.com/holdings_home.asp (the Portfolio Holdings Website). Ten calendar days after each month end, a list of the top ten portfolio holdings in the Fund as of the end of such month shall be made available on the Portfolio Holdings Website. Fifteen calendar days after the end of each month, a list of all portfolio holdings in each Fund as of the end of such month shall be made available on the Portfolio Holdings Website. Beginning on the day after any portfolio holdings information is posted on the Portfolio Holdings Website, such information will be delivered directly to any person that requests it, through electronic or other means. The portfolio holdings information placed on the Portfolio Holdings Website shall remain there until the first business day of the fifth month after the date to which the data relates, at which time it will be permanently removed from the site.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-493 (01/08)

SEI DAILY INCOME TRUST

Prime Obligation Fund

Supplement dated January 11, 2008
to the Class H Shares Prospectus dated May 31, 2007

This Supplement provides new and additional information beyond that contained in the Class H Shares Prospectus, and should be read in conjunction with such Prospectus.

Change in Disclosure of Portfolio Holdings Information

At a meeting held on December 5, 2007, the Board of Trustees of SEI Daily Income Trust approved a change in the availability of a list of all portfolio holdings in the Fund for each month from thirty calendar days after the end of such month to fifteen calendar days after the end of such month. Accordingly, the first paragraph under the section entitled "Disclosure of Portfolio Holdings Information" on page 9 is hereby deleted and replaced with the following:

Portfolio holdings information for the Fund can be obtained on the Internet at the following address: http://www.seic.com/holdings_home.asp (the Portfolio Holdings Website). Ten calendar days after each month end, a list of the top ten portfolio holdings in the Fund as of the end of such month shall be made available on the Portfolio Holdings Website. Fifteen calendar days after the end of each month, a list of all portfolio holdings in the Fund as of the end of such month shall be made available on the Portfolio Holdings Website. Beginning on the day after any portfolio holdings information is posted on the Portfolio Holdings Website, such information will be delivered directly to any person that requests it, through electronic or other means. The portfolio holdings information placed on the Portfolio Holdings Website shall remain there until the first business day of the fifth month after the date to which the data relates, at which time it will be permanently removed from the site.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-494 (01/08)

SEI DAILY INCOME TRUST

Money Market Fund
Prime Obligation Fund
Government Fund
Government II Fund
Treasury Fund
Treasury II Fund

Supplement dated January 11, 2008
to the Sweep Class Shares Prospectus dated May 31, 2007

This Supplement provides new and additional information beyond that contained in the Sweep Class Shares Prospectus, and should be read in conjunction with such Prospectus.

Change in Disclosure of Portfolio Holdings Information

At a meeting held on December 5, 2007, the Board of Trustees of SEI Daily Income Trust approved a change in the availability of a list of all portfolio holdings in each Fund for each month from thirty calendar days after the end of such month to fifteen calendar days after the end of such month. Accordingly, the first paragraph under the section entitled "Disclosure of Portfolio Holdings Information" on page 24 is hereby deleted and replaced with the following:

Portfolio holdings information for a Fund can be obtained on the Internet at the following address: http://www.seic.com/holdings_home.asp (the Portfolio Holdings Website). Ten calendar days after each month end, a list of the top ten portfolio holdings in the Fund as of the end of such month shall be made available on the Portfolio Holdings Website. Fifteen calendar days after the end of each month, a list of all portfolio holdings in each Fund as of the end of such month shall be made available on the Portfolio Holdings Website. Beginning on the day after any portfolio holdings information is posted on the Portfolio Holdings Website, such information will be delivered directly to any person that requests it, through electronic or other means. The portfolio holdings information placed on the Portfolio Holdings Website shall remain there until the first business day of the fifth month after the date to which the data relates, at which time it will be permanently removed from the site.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-495 (01/08)

SEI DAILY INCOME TRUST

Ultra Short Bond Fund
Short-Duration Government Fund
Intermediate-Duration Government Fund
GNMA Fund

Supplement dated January 11, 2008
to the Prospectus dated May 31, 2007

This Supplement provides new and additional information beyond that contained in the Prospectus, and should be read in conjunction with such Prospectus.

Change in Disclosure of Portfolio Holdings Information

At a meeting held on December 5, 2007, the Board of Trustees of SEI Daily Income Trust approved a change in the availability of a list of all portfolio holdings in each Fund for each month from thirty calendar days after the end of such month to the first day of the month following the Disclosure Date (as defined below). Accordingly, the first paragraph under the section entitled "Disclosure of Portfolio Holdings Information" on page 25 is hereby deleted and replaced with the following:

Portfolio holdings information for a Fund can be obtained on the Internet at the following address: http://www.seic.com/holdings_home.asp (the Portfolio Holdings Website). Ten calendar days after each month end (the Disclosure Date), a list of the top ten portfolio holdings in each Fund as of the end of such month shall be made available on the Portfolio Holdings Website. Subsequently, a list of all portfolio holdings in each Fund shall be made available on the Portfolio Holdings Website on the first day of the month following the Disclosure Date. Beginning on the day after any portfolio holdings information is posted on the Portfolio Holdings Website, such information will be delivered directly to any person that requests it, through electronic or other means. The portfolio holdings information placed on the Portfolio Holdings Website shall remain there until the first business day of the fifth month after the date to which the data relates, at which time it will be permanently removed from the site.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-496 (01/08)

SEI DAILY INCOME TRUST

Money Market Fund
Prime Obligation Fund
Government Fund
Government II Fund
Treasury Fund
Treasury II Fund
Ultra Short Bond Fund
Short-Duration Government Fund
Intermediate-Duration Government Fund
GNMA Fund

Supplement dated January 11, 2008
to the Statement of Additional Information ("SAI") dated May 31, 2007

This Supplement provides new and additional information beyond that contained in the SAI, and should be read in conjunction with such SAI.

Change in Disclosure of Portfolio Holdings Information

At a meeting held on December 5, 2007, the Board of Trustees of SEI Daily Income Trust approved a change in the availability of a list of all portfolio holdings in the Money Market, Prime Obligation, Government, Government II, Treasury and Treasury II Funds for each month from thirty calendar days after the end of such month to fifteen calendar days after the end of such month. The Board also approved a change in the availability of a list of all portfolio holdings in the Ultra Short Bond, Short-Duration Government, Intermediate-Duration Government and GNMA Funds for each month from thirty calendar days after the end of such month to the first day of the month following the Disclosure Date (as defined below). Accordingly, the second paragraph under the section entitled "Disclosure of Portfolio Holdings Information" on page S-38 is hereby deleted and replaced with the following:

Portfolio holdings information for a Fund can be obtained on the Internet at the following address: http://www.seic.com/holdings_home.asp (the "Portfolio Holdings Website"). Ten calendar days after each month end (the "Disclosure Date"), a list of the top ten portfolio holdings in each Fund as of the end of such month shall be made available on the Portfolio Holdings Website. Subsequently, a list of all portfolio holdings in the Ultra Short Bond, Short-Duration Government, Intermediate-Duration Government and GNMA Funds shall be made available on the Portfolio Holdings Website on the first day of the month following the Disclosure Date. Fifteen calendar days after the end of each month, a list of all portfolio holdings in the Money Market, Prime Obligation, Government, Government II, Treasury and Treasury II Funds as of the end of such month shall be made available on the Portfolio Holdings Website. Beginning on the day after any portfolio holdings information is posted on the Portfolio Holdings Website, such information will be delivered directly to any person that requests it, through electronic or other means. The portfolio holdings information placed on the Portfolio Holdings Website shall remain there until the first business day of the fifth month after the date to which the data relates, at which time it will be permanently removed from the site.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-497 (01/08)